Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which Irving Place Capital provides general advisory and management services to us with respect to financial and operating matters. Irving Place Capital is a principal owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja, Bret Bowerman and David Crane. We paid Irving Place Capital professional services fees of $0.5 and $0.4 million for the six-month periods ended June 30, 2011 and 2010, respectively.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. One member of our board of directors is also a director of Ryan. We made payments to Ryan totaling $172,000 and $181,000 during the six months ended June 30, 2011 and 2010, respectively.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

10. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. Irving Place Capital is an owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to Irving Place Capital. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that Irving Place Capital will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. The total professional services agreement fees paid to Irving Place Capital were $0.8, $0.8 and $0.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

2007 Stock Option Plan

        Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company's employees is recognized in the accompanying Statements of Operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. On November 29, 2007, we added a new member to our board of directors who is also a director of Ryan. During the years ended December 31, 2010 and 2009, we made rent payments to a Ryan affiliate totaling $350,000 and $328,000. Between November 29, 2007 and December 31, 2008 we made rent payments to a Ryan affiliate totaling $49,000.

        On April 1, 2008, we added three new directors to our Board of Directors. One of our new directors also is a director of Broadlane, Inc. ("Broadlane"), a health care group purchasing organization that serves many of our customers. During the year ended December 31, 2010, 2009 and the nine months ended December 31, 2008, we paid Broadlane approximately $548,000, $519,000 and $427,000 in administrative fees, respectively. On December 31, 2010, accounts payable includes approximately $43,000 in amounts due to Broadlane.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.